19. Information on related parties	12 Months Ended
Dec. 31, 2017
Information On Related Parties
Information on related parties

The following table provides the transactions performed for the years ended December 31, 2017, 2016 and 2015, and the accounts payable to/receivable from related parties as of December 31, 2017, and 2016:

		Income	Expenses	Receivables	Payables
		ARS 000	ARS 000	ARS 000	ARS 000

Associates:
Termoeléctrica José de San Martín S.A.	12-31-2017	180	-	19	-
	12-31-2016	180	-	19	-
	12-31-2015	150	-	19	-

Distribuidora de Gas Cuyana S.A.	12-31-2017	-	46,793	-	7,251
	12-31-2016	-	23,019	-	2,564
	12-31-2015	-	9,858	-	807

Distribuidora de Gas del Centro S.A.	12-31-2017	-	-	-	-
	12-31-2016	-	92	-	-
	12-31-2015	-	2,923	-	3,624

Energía Sudamericana S.A.	12-31-2017	-	-	260	1,928
	12-31-2016	257	-	260	-
	12-31-2015	388	-	16,907	-

Transportadora de Gas del Mercosur S.A.	12-31-2017	3,270	-	17,245	-
	12-31-2016	3,105	-	13,940	-
	12-31-2015	-	-	10,799	-

Related companies:
RMPE Asociados S.A.	12-31-2017	137	96,352	-	-
	12-31-2016	145	65,076	11	-
	12-31-2015	130	24,161	11	-
Total	12-31-2017	3,587	143,145	17,524	9,179
	12-31-2016	3,687	88,187	14,230	2,564
	12-31-2015	668	36,942	27,736	4,431

Terms and conditions of transactions with related parties

Balances at the related reporting period-ends are unsecured and interest free. There have been no guarantees provided or received for any related party receivables or payables.

For the years ended December 31, 2017, 2016 and 2015, the Group has not recorded any impairment of receivables relating to amounts owed by related parties. This assessment is undertaken at the end of each reporting period by examining the financial position of the related party and the market in which the related party operates.